UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Account Management, LLC
Address    17 Arlington Street
           Boston, Ma 02116


Form 13F File Number:    028-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Christopher de Roetth
Title   Principal
Phone   617-236-4200

Signature, Place, and Date of Signing:

     Christopher de Roetth     Boston, MA     November 5, 2010

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:      $83,902   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Barrick Gold Corporation       Common Stock     067901108     8640   186644 SH       SOLE                   186644      0        0
Berkshire Hathaway Hld B       Common Stock     084670207    11478   138835 SH       SOLE                   138835      0        0
Berkshire Hathaway Inc. CL "A  Common Stock     084670108     1369       11 SH       SOLE                       11      0        0
Canadian Natural Resources     Common Stock     136385101     5536   160000 SH       SOLE                   160000      0        0
Cenovus Energy Inc             Common Stock     15135U109      201     7000 SH       SOLE                     7000      0        0
Central Fund of Canada Ltd.    Common Stock     153501101      630    38000 SH       SOLE                    38000      0        0
Cisco Systems, Inc             Common Stock     17275R102      296    13500 SH       SOLE                    13500      0        0
Credit Acceptance Corporation  Common Stock     225310101    14247   235250 SH       SOLE                   235250      0        0
D R Horton Inc                 Common Stock     23331A109     1512   136000 SH       SOLE                   136000      0        0
Encana Corporation             Common Stock     292505104      317    10500 SH       SOLE                    10500      0        0
Energy Recovery Inc.           Common Stock     29270J100      248    69000 SH       SOLE                    69000      0        0
Enterprise Prods Partners LP   Common Stock     293792107     1993    50250 SH       SOLE                    50250      0        0
ETF Proshares Short 20+        Common Stock     74347X849     1125    27960 SH       SOLE                    27960      0        0
ETFS Metal Securities Austrai  Common Stock     Q3635T113      390     3068 SH       SOLE                     3068      0        0
Exxon Mobil Corporation        Common Stock     30231G102     2845    46049 SH       SOLE                    46049      0        0
G Check PT Software Ford       Common Stock     M22465104     1996    54050 SH       SOLE                    54050      0        0
Gammon Gold Inc.               Common Stock     364915108      652    93000 SH       SOLE                    93000      0        0
Goldcorp Inc.                  Common Stock     380956409     4029    92575 SH       SOLE                    92575      0        0
Innerworkings Inc.             Common Stock     45773Y105      344    52400 SH       SOLE                    52400      0        0
Johnson & Johnson              Common Stock     478160104     1673    27000 SH       SOLE                    27000      0        0
Kinross Gold CP                Common Stock     496902404     1700    90496 SH       SOLE                    90496      0        0
Leucadia National Corp         Common Stock     527288104     1157    49000 SH       SOLE                    49000      0        0
Lightbridge Corp.              Common Stock     53224K104       98    16667 SH       SOLE                    16667      0        0
Maxim Integrated Products      Common Stock     57772K101     6754   364900 SH       SOLE                   364900      0        0
Microsoft Corporation          Common Stock     594918104     3802   155245 SH       SOLE                   155245      0        0
Monsanto Co. (New)             Common Stock     61166W101      359     7500 SH       SOLE                     7500      0        0
Penn West Energy Trust         Common Stock     707885109      249    12420 SH       SOLE                    12420      0        0
Petaquilla Minerals LTD        Common Stock     716013107      178   422675 SH       SOLE                   422675      0        0
Powersecure International, In  Common Stock     73936N105     1935   208985 SH       SOLE                   208985      0        0
ProShares Ultra Short Yen      Common Stock     74347W858      942    56500 SH       SOLE                    56500      0        0
Ritchie Bros. Auction          Common Stock     767744105     1225    59000 SH       SOLE                    59000      0        0
Schlumberger                   Common Stock     806857108      277     4500 SH       SOLE                     4500      0        0
SPDR Gold Trust                Common Stock     78463V107     2242    17528 SH       SOLE                    17528      0        0
Sprott Physical Gold Trust     Common Stock     85207H104     2011   175500 SH       SOLE                   175500      0        0
Transdigm Group Inc.           Common Stock     893641100     1452    23400 SH       SOLE                    23400      0        0